Debt	12 Months Ended
May 29, 2016
Debt Disclosure [Abstract]
Debt
DEBT
The components of long-term debt are as follows:

(in millions)	May 29, 2016	May 31, 2015
Variable-rate term loan (1.68% at May 31, 2015) due August 2017	$—	$285.0
6.200% senior notes due October 2017	—	500.0
4.500% senior notes due October 2021	—	121.9
3.350% senior notes due November 2022	—	111.1
4.520% senior notes due August 2024	—	10.0
6.000% senior notes due August 2035	150.0	150.0
6.800% senior notes due October 2037	300.0	300.0
Total long-term debt	$450.0	$1,478.0
Fair value hedge	—	3.6
Less unamortized discount and issuance costs	(10.0)	(14.3)
Total long-term debt less unamortized discount and issuance costs	$440.0	$1,467.3
Less current portion	—	(15.0)
Long-term debt, excluding current portion	$440.0	$1,452.3

During fiscal 2016, utilizing the proceeds of the Four Corners cash dividend, cash proceeds from the sale-leasebacks of restaurant properties and our corporate headquarters and additional cash on hand, we retired approximately $1.03 billion aggregate principal of long-term debt consisting of:

•	$285.0 million of our variable-rate term loan, maturing in August 2017;

•	$500.0 million of unsecured 6.200 percent senior notes due in October 2017;

•	$121.9 million of unsecured 4.500 percent senior notes due in October 2021;

•	$111.1 million of unsecured 3.350 percent senior notes due in November 2022; and

•	$10.0 million of unsecured 4.520 percent senior notes due in August 2024.
During fiscal 2016, we recorded approximately $106.8 million associated with the fiscal 2016 retirements including cash costs of approximately $68.7 million for repurchase premiums, make-whole amounts and hedge settlements and non-cash charges of approximately $38.1 million associated with hedge and loan cost write-offs. These amounts were recorded in interest, net, in our consolidated statements of earnings.
The interest rate on our $300.0 million 6.800 percent senior notes due October 2037 is subject to adjustment from time to time if the debt rating assigned to such series of notes is downgraded below a certain rating level (or subsequently upgraded). The maximum adjustment is 2.000 percent above the initial interest rate and the interest rate cannot be reduced below the initial interest rate. In October 2014, Moody's Investors Service (Moody's) downgraded our senior unsecured ratings to "Ba1" from "Baa3" resulting in an increase of 0.250 percent in the interest rates on our senior notes due in October 2037. In April 2016, Moody's subsequently upgraded our rating to "Baa3" and the interest rate was restored to the initial rate.

The aggregate contractual maturities of long-term debt for each of the five fiscal years subsequent to May 29, 2016, and thereafter are as follows:

(in millions)
Fiscal Year	2017	2018	2019	2020	2021	Thereafter
Debt repayments	$—	$—	$—	$—	$—	$450.0

We maintain a $750.0 million revolving Credit Agreement (Revolving Credit Agreement), with Bank of America, N.A. (BOA) as administrative agent, and the lenders and other agents party thereto. The Revolving Credit Agreement is a senior unsecured credit commitment to the Company and contains customary representations and affirmative and negative covenants (including limitations on liens and subsidiary debt and a maximum consolidated lease adjusted total debt to total capitalization ratio of 0.75 to 1.00) and events of default usual for credit facilities of this type. As of May 29, 2016, we were in compliance with all covenants under the Revolving Credit Agreement.
The Revolving Credit Agreement matures on October 24, 2018, and the proceeds may be used for commercial paper back-up, working capital and capital expenditures, the refinancing of certain indebtedness, certain acquisitions and general corporate purposes. Loans under the Revolving Credit Agreement bear interest at a rate of LIBOR plus a margin determined by reference to a ratings-based pricing grid (Applicable Margin), or the base rate (which is defined as the highest of the BOA prime rate, the Federal Funds rate plus 0.500 percent and the Eurocurrency Rate plus 1.00 percent) plus the Applicable Margin. Assuming a “BBB” equivalent credit rating level, the Applicable Margin under the Revolving Credit Agreement will be 1.100 percent for LIBOR loans and 0.100 percent for base rate loans. As of May 29, 2016, we had no outstanding balances under the Revolving Credit Agreement.